Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 20,126	$ 21,472	$ 23,238
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	11,071	11,978	12,606
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,978	9,400	10,530
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 77	$ 94	$ 102